Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (5,635)	$ (9,778,749)
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of preferred stock warrant		4,539,990
Changes in operating assets and liabilities:
Accounts payable	3,504	28,797
Accrued expenses		2,644,362
Net cash used in operating activities	(56)	(3,236,742)
Investing activities
Net cash provided by investing activities		(402,500,000)
Financing activities
Net cash provided by financing activities	45,212	407,321,098
Net (decrease) increase in cash and cash equivalents	45,156	1,584,356
Cash and cash equivalents, beginning of period		45,156
Cash and cash equivalents, end of period	45,156	1,629,512		$ 45,156
Benson Hill, Inc
Operating activities
Net loss		49,766,000	$ 24,828,000	67,159,000	$ 43,910,000	$ 18,089,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		5,430,000	3,029,000	7,504,000	3,790,000	707,000
Share-based compensation expense		1,356,000	504,000	1,010,000	644,000	213,000
Bad debt expense			95,000	133,000	281,000	5,000
Remeasurement of preferred stock warrant		2,719,000	879,000	661,000
Amortization related to financing activities		805,000	1,818,000	2,507,000	18,000
Impairment of goodwill				4,832,000
Deferred income tax benefit						(220,000)
Other		149,000	139,000	364,000	48,000	248,000
Changes in operating assets and liabilities:
Accounts receivable		(8,173,000)	(5,793,000)	693,000	(2,597,000)	2,138,000
Inventories		63,000	948,000	(5,364,000)	(4,287,000)	250,000
Prepaid expenses and other current assets		(4,520,000)	(6,034,000)	(30,000)	(1,241,000)	(367,000)
Accounts payable		3,799,000	5,061,000	(1,949,000)	4,291,000	(108,000)
Accrued expenses		881,000	1,654,000	4,120,000	106,000	1,876,000
Other liabilities					(1,496,000)	(16,000)
Net cash used in operating activities		(47,257,000)	(22,528,000)	(52,678,000)	(44,353,000)	(13,363,000)
Investing activities
Purchases of marketable securities		(81,604,000)		(208,780,000)	(36,348,000)	(49,600,000)
Proceeds from maturities of marketable securities		2,050,000	2,500,000	9,070,000	10,700,000	15,023,000
Proceeds from sales of marketable securities		150,006,000	5,648,000	107,243,000	54,765,000	9,671,000
Payments for acquisitions of property and equipment		(21,128,000)	(5,142,000)	(9,855,000)	(6,841,000)	(998,000)
Proceeds from divestitures				1,650,000
Payments made in connection with business acquisitions					(26,822,000)	(22,711,000)
Net cash provided by investing activities		49,324,000	3,006,000	(100,672,000)	(4,546,000)	(48,615,000)
Financing activities
Principal payments on debt		(1,794,000)	(1,018,000)	(8,941,000)	(831,000)
Proceeds from issuance of debt			24,143,000	24,534,000	15,293,000
Borrowing under revolving line of credit		14,451,000	13,683,000	25,587,000	28,518,000
Repayments under revolving line of credit		(11,481,000)	(13,928,000)	(27,082,000)	(27,023,000)	(1,250,000)
Proceeds from issuance of redeemable convertible preferred stock, net of costs				154,420,000	32,561,000	64,895,000
Retirement of redeemable preferred stock				(7,766,000)
Repayments of financing lease obligations		(165,000)	(50,000)	(121,000)	(60,000)
Proceeds from the exercise of stock options				72,000	89,000	36,000
Net cash provided by financing activities		1,183,000	22,867,000	160,703,000	48,547,000	63,681,000
Effect of exchange rate changes on cash		(1,000)	(243,000)	(226,000)	(21,000)	(91,000)
Net (decrease) increase in cash and cash equivalents		3,249,000	3,102,000	7,127,000	(373,000)	1,612,000
Cash and cash equivalents, beginning of period		9,743,000	2,616,000	2,616,000	2,989,000	1,377,000
Cash and cash equivalents, end of period	$ 9,743,000	12,992,000	5,718,000	9,743,000	2,616,000	$ 2,989,000
Supplemental disclosure of cash flow information
Cash paid for taxes					5,000
Cash paid for interest		2,990,000	1,286,000	4,685,000	622,000
Supplemental disclosure of non-cash investing and financing activities
Issuance of preferred stock warrants			4,580,000	4,580,000
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities		$ 2,995,000	1,001,000	669,000	$ 952,000
Financing leases			$ 33,523,000	$ 33,523,000